Computation of Basic and Diluted Earnings per Share (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Numerator for earnings per share:
Net income from continuing operations	$ 324,969	$ 152,225	$ 163,445
Less dividends paid on participating securities	(3,299)	(2,811)	(30,313)
Income Loss From Continuing Operations Excluding Dividends, Total	321,670	149,414	133,132
Net income from discontinued operations		19,909
Net income applicable to common stock-basic and diluted	$ 321,670	$ 169,323	$ 133,132
Denominator for basic and diluted earnings per share under the two-class method:
Weighted average common shares outstanding	50,996	49,888	49,171
Vested options deemed participating securities	2,886	3,445	3,752
Total shares for basic and diluted earnings per share	53,882	53,333	52,923
Net earnings per share from continuing operations-basic and diluted	$ 5.97	$ 2.80	$ 2.52
Net earnings per share from discontinued operations-basic and diluted		$ 0.37
Net earnings per share	$ 5.97	$ 3.17	$ 2.52